     As filed with the Securities and Exchange Commission on June 5, 2001


                                                     Registration No. 333-79309
                                                                      811-07798

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         ------------------------------


                                    FORM S-6
                         ------------------------------
                  FOR THE REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                         ------------------------------
                         POST-EFFECTIVE AMENDMENT No. 3


A.       Exact name of trust:

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                  VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

B.       Name of depositor:

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

C.       Complete address of depositor's principal executive office:

                                51 Madison Avenue
                            New York, New York 10010

D.       Name and complete address of agent for service:


                             Richard P. Bowman Esq.
                           New York Life Insurance and
                               Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010


                                    Copy to:


Jeffrey S. Puretz, Esq.                         Sheila K. Davidson, Esq.
Dechert                                         Senior Vice President
1775 Eye Street, N. W.                          and General Counsel
Washington, D.C.  20006-2401                    New York Life Insurance Company
                                                51 Madison Avenue
                                                New York, New York  10010


It is proposed that this filing will become effective:


[x] immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ] on May 1, 2001 pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ] on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485.
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               EXPLANATORY NOTE


Registrant is filing this Post-Effective Amendment No. 3 ("Amendment") for the purpose of adding five new variable sub-accounts that will be available under the NYLIAC Variable Universal Life Insurance 2000 contract described in the registration statement. The prospectus supplement contained in the Amendment adds to the information contained in the prospectus dated May 1, 2001. The Amendment is not intended to amend or delete any part of the May 1, 2001 prospectus, except as specifically noted herein.

                              CROSS REFERENCE SHEET

                      INFORMATION REQUIRED IN A PROSPECTUS

Item of Form N-8B-2                                       Prospectus Caption
-------------------                                       ------------------

     1                                                    Definitions; The Separate Account

     2                                                    About NYLIAC

     3                                                    Not Applicable

     4                                                    Sales and Other Agreements

     5                                                    The Separate Account

     6                                                    The Separate Account

     9                                                    Legal Proceedings

     10                                                   Summary of Policy Features;
                                                          General Description; Life
                                                          Insurance Protection; Cash
                                                          Value and Cash Surrender
                                                          Value; Loans; Partial
                                                          Withdrawals; Surrenders;
                                                          Additional Benefits through
                                                          Riders and Options;
                                                          Premiums; Investments;
                                                          Deductions and Charges;
                                                          Policy Proceeds;
                                                          Additional Policy Provisions;
                                                          Free Look; Exchange Privilege;
                                                          Additional Provisions Regarding
                                                          the Separate Account; About
                                                          NYLIAC; Sales and Other Agreements

     11                                                   Cash Value and Cash Surrender Value;
                                                          The Separate Account

     12                                                   Funds; Portfolios; About NYLIAC;
                                                          Sales and Other Agreements

     13                                                   Summary of Policy Features; General
                                                          Description; Loans; Partial
                                                          Withdrawals; Surrenders; Premiums;
                                                          Investments; Deductions and Charges;
                                                          Sales and Other Agreements

     14                                                   Summary of Policy Features; General
                                                          Description; Premiums; Investments;
                                                          Sales and Other Agreements

     15                                                   Summary of Policy Features; General
                                                          Description; Cash Value and Cash
                                                          Surrender Value; Premiums; Investments

     16                                                   Summary of Policy Features; General
                                                          Description; Cash Value and Cash
                                                          Surrender Value; Premiums; Investments

Item of Form N-8B-2                                       Prospectus Caption
-------------------                                       ------------------
     17                                                   Summary of Policy Features;
                                                          General Description; Cash
                                                          Value and Cash Surrender Value;
                                                          Loans; Partial Withdrawals;
                                                          Surrenders

     18                                                   Summary of Policy Features;
                                                          General Description; Cash Value
                                                          and Cash Surrender Value; Loans;
                                                          Partial Withdrawals; Surrenders;
                                                          Premiums; Investments

     19                                                   Records and Reports

     20                                                   Not Applicable

     21                                                   Loans

     22                                                   Not Applicable

     23                                                   Not Applicable

     24                                                   Additional Policy Provisions Regarding
                                                          the Separate Account

     25                                                   About NYLIAC

     26                                                   Deductions and Charges; Loans;
                                                          Partial Withdrawals; Surrenders;
                                                          Reinstatement Option; Additional
                                                          Policy Provisions

     27                                                   About NYLIAC

     28                                                   Directors and Principal Officers of NYLIAC

     29                                                   About NYLIAC

     30                                                   Not Applicable

     31                                                   Not Applicable

     32                                                   Not Applicable

     33                                                   Not Applicable

     34                                                   Not Applicable

     35                                                   Not Applicable

     37                                                   Not Applicable

     38                                                   Sales and Other Agreements

     39                                                   Sales and Other Agreements

     40                                                   Sales and Other Agreements

     41                                                   Sales and Other Agreements

     42                                                   Not Applicable

Item of Form N-8B-2                                       Prospectus Caption
-------------------                                       ------------------

     43                                                   Not Applicable

     44                                                   Cash Value and
                                                          Cash Surrender Value

     45                                                   Not Applicable

     46                                                   Cash Value and Cash Surrender
                                                          Value; Loans; Partial
                                                          Withdrawals; Surrenders;
                                                          Deductions and Charges;
                                                          Investments

     47                                                   Cash Value and Cash Surrender
                                                          Value; Loans; Partial
                                                          Withdrawals; Surrenders;
                                                          Deductions and Charges;
                                                          Investments

     48                                                   Not Applicable

     49                                                   Not Applicable

     50                                                   Investments; Additional
                                                          Provisions Regarding the
                                                          Separate Account

     51                                                   Cover Page; Summary of Policy
                                                          Features; Life Insurance
                                                          Protection; Additional Benefits
                                                          through Riders and Options;
                                                          Surrenders; Premiums; Policy
                                                          Proceeds; Additional Policy
                                                          Provisions

     52                                                   Investments; Additional Provisions
                                                          Regarding the Separate Account

     53                                                   Federal Income Tax Considerations

     54                                                   Not Applicable

     55                                                   Not Applicable

     59                                                   Financial Statements

                VARIABLE UNIVERSAL LIFE 2000 INSURANCE POLICIES

                                  INVESTING IN
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT I

                         Supplement dated June 15, 2001
                        to Prospectus dated May 1, 2001

     This supplement amends the May 1, 2001 Prospectus for the Variable Universal Life 2000 Insurance Policies ("policy"). You should read this information carefully before you invest in the Investment Divisions described in this supplement and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with a May 1, 2001 Prospectus for the policy. The terms we use in this supplement have the same meanings as in the Prospectus for the policy.

     The purpose of this supplement is to describe five new Investment Divisions that will be available under the policy as of July 6, 2001. This supplement identifies the new Investment Divisions and provides information regarding each new Investment Division's fees, expenses and investment objectives. Keeping this purpose in mind, please note the following changes.

     Throughout the Prospectus, all references to "twenty-two" (or "22") Investment Divisions are changed to refer to 27 Investment Divisions, except on page 43 with reference to the Separate Account.

     On the Prospectus cover page and in the section entitled INVESTMENTS on page 7, add the following to the list of available variable Investment
Divisions:

     - MainStay VP Mid Cap Core
     - MainStay VP Mid Cap Growth
     - MainStay VP Small Cap Growth
     - MainStay VP Equity Income
     - Dreyfus IP Technology Growth (Initial Shares)

     On the cover page, replace the first paragraph under IMPORTANT NOTICES with the following:

        This Prospectus provides information that a prospective investor should know before investing. Please read it carefully and retain it for future reference. This Prospectus is not valid unless it is read in conjunction with the current prospectuses for the MainStay VP Series Fund, Inc., The Alger American Fund, Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, The Universal Institutional Funds, Inc. and the
        T. Rowe Price Equity Series, Inc. (we refer to them collectively as "Funds" and individually as a "Fund").

     On page 17, add the following to the FUND CHARGES table:

                                      MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   DREYFUS IP
                                        MID CAP       MID CAP      SMALL CAP      EQUITY      TECHNOLOGY
                                         CORE         GROWTH        GROWTH        INCOME        GROWTH
                                      -----------   -----------   -----------   -----------   ----------
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
     the fiscal year ended December
     31, 2000)(a)
  Advisory Fees.....................     0.74%(k)      0.73%(k)      0.71%(k)      0.65%(k)      0.75%
  Administration Fees...............     0.00%(k)      0.00%(k)      0.00%(k)      0.00%(k)      0.00%
  Other Expenses....................     0.24%         0.24%         0.24%         0.24%         0.09%
  Total Fund Annual Expenses........     0.98%(g)      0.97%(h)      0.95%(i)      0.89%(j)      0.84%(l)

     On page 21, under the heading, EXAMPLE, change the following numbers:

        - Under NET PREMIUM, the subheading "Plus net investment performance" is $116.97

        - CASH VALUE is $2,370.70

        - CASH SURRENDER VALUE is $870.70
---------------
(a) The Fund or its agents provided the fees and charges, which are based on 2000 expenses and may reflect estimated charges, except for Janus. We have not verified the accuracy of the information provided by the Fund or its agents.

(g) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.98% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.85%, 0.24% and 1.09%, respectively.

(h) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.97% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.75%, 0.24% and 0.99%, respectively.

(i) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.95% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 1.00%, 0.24% and 1.24%, respectively.

(j) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.89% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.70%, 0.24% and 0.94%, respectively.

(k) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administrative Fees for this Investment Division.

(l) The figures for the Dreyfus IP Technology Growth Portfolio are for the initial class shares for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than the figures given above.

     On page 43, in the first paragraph at the top of the page, delete the sentence, "The Separate Account currently consists of twenty-two Investment Divisions" and replace it with "The Separate Account currently consists of 37 Investment Divisions, 27 of which are available under this product."

     On pages 43 and 44, add the following to the ELIGIBLE PORTFOLIOS table:

-----------------------------------------------------------------------------------------------
            FUND                    ELIGIBLE PORTFOLIOS           INVESTMENT OBJECTIVES
-----------------------------------------------------------------------------------------------
 MainStay VP Series Fund,      MainStay VP Mid Cap Core       long-term growth of capital
   Inc.
-----------------------------------------------------------------------------------------------
                               MainStay VP Mid Cap Growth     long-term growth of capital
                               ----------------------------------------------------------------
                               MainStay VP Small Cap Growth   long-term capital
                                                                appreciation
                               ----------------------------------------------------------------
                               MainStay VP Equity Income      long-term total return from a
                                                                combination of capital
                                                                appreciation and income
-----------------------------------------------------------------------------------------------
 Dreyfus Investment            Dreyfus IP Technology Growth   technology companies for
   Portfolios                    (Initial Shares)               capital appreciation
-----------------------------------------------------------------------------------------------

     In Appendix A, ILLUSTRATIONS, on page A-2, replace the paragraph which begins at the top of A-2 with the following:

        Taking into account the assumed charges for mortality and expense risks in the Separate Account, the Separate Account administrative charge, and the average investment advisory fees and expenses of the Funds, the gross rates of return of 0%, 6% and 12% would correspond to illustrated net investment returns of -1.28%, 4.65% and 10.57%, respectively, based on the current charge for mortality and expense risks, and -1.57%, 4.33% and 10.24%, respectively, based on the guaranteed maximum charge for mortality and expense risks.

     In Appendix A, on page A-3, replace the illustration table with the following:

         FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE 2000 INSURANCE POLICY

                         MALE ISSUE AGE: 35, PREFERRED
                         PLANNED ANNUAL PREMIUM: $3,000
                        SURRENDER CHARGE PREMIUM: $3,380
                         INITIAL FACE AMOUNT: $250,000
                        LIFE INSURANCE BENEFIT OPTION 1
                            ASSUMING CURRENT CHARGES

                                             END OF YEAR                    END OF YEAR                     END OF YEAR
                                          DEATH BENEFIT(2)                 CASH VALUE(2)               CASH SURRENDER VALUE
                                     ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
              TOTAL PREMIUMS PAID    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
 VALUE(2)     PLUS INTEREST AT 5%    ---------------------------   -----------------------------   -----------------------------
POLICY YEAR   AS OF END OF YEAR(1)     0%        6%        12%       0%         6%        12%        0%         6%        12%
-----------   --------------------   -------   -------   -------   -------   --------   --------   -------   --------   --------
     1                3,150          250,000   250,000   250,000    2,222      2,371      2,520       722        871      1,020
     2                6,458          250,000   250,000   250,000    4,636      5,080      5,541     1,636      2,080      2,541
     3                9,931          250,000   250,000   250,000    6,994      7,888      8,853     3,164      4,058      5,023
     4               13,578          250,000   250,000   250,000    9,294     10,803     12,491     5,732      7,241      8,929
     5               17,407          250,000   250,000   250,000   11,542     13,826     16,486     8,249     10,532     13,192
     6               21,427          250,000   250,000   250,000   13,734     16,961     20,877    10,708     13,935     17,852
     7               25,648          250,000   250,000   250,000   15,866     20,214     25,709    13,109     17,456     22,951
     8               30,080          250,000   250,000   250,000   17,936     23,590     31,023    15,446     21,100     28,534
     9               34,734          250,000   250,000   250,000   19,951     27,086     36,878    17,729     24,865     34,657
    10               39,621          250,000   250,000   250,000   21,896     30,716     43,315    19,942     28,763     41,362
    15               67,974          250,000   250,000   250,000   30,636     50,995     86,975    30,061     50,420     86,401
    20              104,160          250,000   250,000   250,000   37,544     75,463    158,974    37,544     75,463    158,974
    30              209,287          250,000   250,000   576,372   43,269    141,011    472,436    43,269    141,011    472,436

---------------
(1) All premiums are illustrated as if made at the beginning of the Policy Year.
(2) Assumes no policy loan or partial withdrawal has been made.

     WE EMPHASIZE THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT DEEM THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT EXPERIENCE OF THE PORTFOLIOS OF THE FUNDS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NEITHER NEW YORK LIFE INSURANCE AND ANNUITY COMPANY, THE SEPARATE ACCOUNTS, NOR THE FUNDS REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

     In Appendix A, on page A-4, replace the illustration table with the following:

         FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE 2000 INSURANCE POLICY

                         MALE ISSUE AGE: 35, PREFERRED
                         PLANNED ANNUAL PREMIUM: $3,000
                        SURRENDER CHARGE PREMIUM: $3,380
                         INITIAL FACE AMOUNT: $250,000
                        LIFE INSURANCE BENEFIT OPTION 1
                          ASSUMING GUARANTEED CHARGES

                                             END OF YEAR                    END OF YEAR                     END OF YEAR
                                          DEATH BENEFIT(2)                 CASH VALUE(2)               CASH SURRENDER VALUE
                                     ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
              TOTAL PREMIUMS PAID    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
 VALUE(2)     PLUS INTEREST AT 5%    ---------------------------   -----------------------------   -----------------------------
POLICY YEAR   AS OF END OF YEAR(1)     0%        6%        12%       0%         6%        12%        0%         6%        12%
-----------   --------------------   -------   -------   -------   -------   --------   --------   -------   --------   --------
     1                3,150          250,000   250,000   250,000    1,932      2,070      2,208       432        570        708
     2                6,458          250,000   250,000   250,000    4,042      4,444      4,863     1,042      1,444      1,863
     3                9,931          250,000   250,000   250,000    6,089      6,890      7,760     2,259      3,060      3,930
     4               13,578          250,000   250,000   250,000    8,076      9,413     10,928     4,514      5,852      7,366
     5               17,407          250,000   250,000   250,000   10,008     12,023     14,392     6,714      8,729     11,098
     6               21,427          250,000   250,000   250,000   11,883     14,718     18,184     8,857     11,693     15,159
     7               25,648          250,000   250,000   250,000   13,674     17,476     22,322    10,916     14,718     19,565
     8               30,080          250,000   250,000   250,000   15,411     20,338     26,862    12,921     17,848     24,373
     9               34,734          250,000   250,000   250,000   17,067     23,273     31,832    14,846     21,052     29,611
    10               39,621          250,000   250,000   250,000   18,645     26,286     37,274    16,692     24,333     35,321
    15               67,974          250,000   250,000   250,000   25,398     42,713     73,588    24,823     42,139     73,014
    20              104,160          250,000   250,000   250,000   29,575     61,256    132,028    29,575     61,256    132,028
    30              209,287          250,000   250,000   464,771   23,238    102,039    380,960    23,238    102,039    380,960

---------------
(1) All premiums are illustrated as if made at the beginning of the Policy Year.
(2) Assumes no policy loan or partial withdrawal has been made.

     WE EMPHASIZE THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT DEEM THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE INVESTMENT EXPERIENCE OF THE PORTFOLIOS OF THE FUNDS. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR PARTIAL WITHDRAWALS WERE MADE. NEITHER NEW YORK LIFE INSURANCE AND ANNUITY COMPANY, THE SEPARATE ACCOUNTS, NOR THE FUNDS REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                                     PART II

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934 , the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING

         Reference is made to Article VIII of the Depositor's By-Laws.

         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

         New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the Flexible Premium Variable Universal Life 2000 Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.


                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus supplement consisting of 5 pages.

     The undertaking to file reports.

     The undertaking pursuant to Rule 484.

     The representation as to the reasonableness of aggregate fees and charges.

     The signatures.

     Written consents of the following persons

     (a) Thomas F. English, Esq.

     (b) Michael Fong, Associate Actuary

     (c) PricewaterhouseCoopers LLP

     The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B- 2:

     (1) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Post-Effective Amendment No. 4 on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 33-64410), and incorporated herein by reference.

     (2)         Not applicable.

     (3)(a)(1) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a)(1) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File
                 No. 33-64410), and incorporated herein by reference.

     (3)(a)(2) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a)(2) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I
                 (File No. 33-64410), and incorporated herein by reference.

     (3)(b)      Not applicable.

     (3)(c)      Not applicable.

     (4)         Not applicable.

     (5) Form of Policy for Variable Universal Life Insurance 2000 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's initial registration statement on Form S-6 (File No. 333-79309), and incorporated herein by reference.

     (5)(a) Accidental Death Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(a) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), and incorporated herein by reference.


     (5)(b) Monthly Deduction Waiver Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(b) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), and incorporated herein by reference.

     (5)(c) Supplementary Term Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), and incorporated herein by reference.

     (5)(d) Guaranteed Minimum Death Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit
                 (5)(d) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), and incorporated herein by reference.

     (5)(e) Term Insurance on Other Covered Insured Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(e) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), and incorporated herein by reference.

     (5)(f) Children's Insurance Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(f) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate
                 Account - I (File No. 333-79309), and incorporated herein by reference.

     (5)(g) Guaranteed Insurability Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(g) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account
                 - I (File No. 333-79309), and incorporated herein by reference.

     (5)(h) Living Benefits Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(h) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), and incorporated herein by reference.

     (5)(i) Insurance Exchange Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(i) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), and incorporated herein by reference.

     (5)(j) Spouse's Paid-Up Insurance Purchase Option Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(j) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), and incorporated herein by reference.

     (6)(a) Certificate of Incorporation of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (6)(b)(1) By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

     (7)          Not applicable.

     (8)          Not applicable.

     (9)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

                  Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
                  Richard M. Kernan, Jr., Director
                  Robert D. Rock, Senior Vice President and Director Frederick J. Sievert, President and Director
                  (Principal Executive Officer)
                  Stephen N. Steinig, Senior Vice President, Chief Actuary and Director
                  Seymour Sternberg, Director

     (9)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                  Exhibit 8(d) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), and incorporated herein by reference.

     (9)(e) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (9)(e) to the Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), and incorporated herein by reference.

     (9)(f) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(g) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(h)       Participation Agreement between Janus Aspen Series and NYLIAC
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(i) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(j) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(k) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(l) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), and incorporated herein by reference for the following:

                  George J. Trapp, Director
                  Frank M. Boccio, Director
                  Phillip J. Hildebrand, Director
                  Michael G. Gallo, Director
                  Solomon Goldfinger, Director
                  Howard I. Atkins, Director

     (9)(m) Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 33-53342), and incorporated herein by reference.

     (9)(n) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), and incorporated herein by reference.

     (9)(o) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to Registrant's initial registration statement on Form S-6 (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

     (9)(p) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

     (9)(q) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(s) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

     (10) Form of Application - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(10) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 33-64410), and incorporated herein by reference.

2. Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

3.                Not applicable.

4.                Not applicable.

5.                Not applicable.

6. Opinion and Consent of Michael Fong, Associate Actuary - Filed herewith.

7.                Consent of PricewaterhouseCoopers LLP - Filed herewith.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, NYLIAC Variable Universal Life Separate Account-I, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City and State of New York on the 5th day of June, 2001.


                                        NYLIAC VARIABLE UNIVERSAL LIFE
                                        SEPARATE ACCOUNT-I
                                            (Registrant)


                                        By  /s/ MELVIN J. FEINBERG
                                           -------------------------------------
                                            Melvin J. Feinberg
                                            Vice President

                                        NEW YORK LIFE INSURANCE AND
                                        ANNUITY CORPORATION
                                            (Depositor)


                                        By  /s/ MELVIN J. FEINBERG
                                           -------------------------------------
                                            Melvin J. Feinberg
                                            Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Howard I. Atkins*              Executive Vice President and Director
                                    (Principal Financial Officer)


     Gary G. Benanav*               Director and Executive Vice President


     Frank M. Boccio*               Director

     John A. Cullen*                Vice President and Controller (Principal
                                    Accounting Officer)

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director

     Phillip J. Hildebrand*         Director

     Richard M. Kernan, Jr.*        Director

     Robert D. Rock*                Senior Vice President and Director

     Frederick J. Sievert*          President and Director (Principal Executive
                                    Officer)

     Seymour Sternberg*             Director

     George J. Trapp*               Director



*By  /s/ MELVIN J. FEINBERG
   -------------------------------------
     Melvin J. Feinberg
     Attorney-in-Fact
     June 5, 2001



* Pursuant to Powers of Attorney previously filed.

                                EXHIBIT INDEX

Exhibit
Number               Description
------               -----------
 2.                  Opinion and Consent of Thomas F. English, Esq.

 6.                  Opinion and Consent of Michael Fong, Associate Actuary

 7.                  Consent of PricewaterhouseCoopers LLP